UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4777

MFS SERIES TRUST I

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

May 31, 2015

MFS® CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.6%
Aerospace - 3.5%
Honeywell International, Inc.	145,383	$15,148,909
Northrop Grumman Corp.	60,928	9,698,519
Rockwell Collins, Inc.	62,734	5,971,649
Textron, Inc.	54,060	2,444,593
United Technologies Corp.	117,569	13,775,560

		$47,039,230
Alcoholic Beverages - 0.4%
Constellation Brands, Inc., “A”	40,975	$4,830,543

Apparel Manufacturers - 0.8%
Hanesbrands, Inc.	165,155	$5,261,838
PVH Corp.	54,653	5,718,890

		$10,980,728
Automotive - 0.8%
Delphi Automotive PLC	62,890	$5,470,172
Harley-Davidson, Inc.	98,562	5,272,081

		$10,742,253
Biotechnology - 2.6%
Alexion Pharmaceuticals, Inc. (a)	55,952	$9,167,176
AMAG Pharmaceuticals, Inc. (a)	129,384	9,002,539
Biogen, Inc. (a)	32,201	12,783,475
Exact Sciences Corp. (a)	24,988	674,926
Puma Biotechnology, Inc. (a)	16,056	3,138,145

		$34,766,261
Broadcasting - 2.2%
Nielsen Holdings B.V.	72,069	$3,242,384
Time Warner, Inc.	135,021	11,406,574
Twenty-First Century Fox, Inc.	457,377	15,367,867

		$30,016,825
Brokerage & Asset Managers - 2.5%
Affiliated Managers Group, Inc. (a)	14,644	$3,275,277
BlackRock, Inc.	32,737	11,974,540
Franklin Resources, Inc.	177,593	9,041,260
NASDAQ OMX Group, Inc.	174,668	9,039,069

		$33,330,146
Business Services - 2.4%
Accenture PLC, “A”	55,387	$5,319,367
Bright Horizons Family Solutions, Inc. (a)	100,612	5,601,070
Equifax, Inc.	26,759	2,684,730
Fidelity National Information Services, Inc.	96,373	6,042,587
Gartner, Inc. (a)	81,315	7,113,436
Global Payments, Inc.	25,761	2,688,933
IMS Health Holdings, Inc. (a)	93,754	2,790,119

		$32,240,242

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Cable TV - 1.4%
Charter Communications, Inc., “A” (a)	32,387	$5,797,921
Time Warner Cable, Inc.	71,629	12,956,970

		$18,754,891
Chemicals - 1.8%
Agrium, Inc.	40,610	$4,218,725
LyondellBasell Industries N.V., “A”	65,038	6,575,342
Monsanto Co.	50,274	5,881,053
PPG Industries, Inc.	31,471	7,203,397

		$23,878,517
Computer Software - 3.3%
Adobe Systems, Inc. (a)	130,950	$10,356,836
Intuit, Inc.	44,892	4,675,502
Oracle Corp.	245,183	10,663,009
Qlik Technologies, Inc. (a)	133,233	4,819,038
Salesforce.com, Inc. (a)	195,738	14,239,940

		$44,754,325
Computer Software - Systems - 4.9%
Apple, Inc. (s)	300,680	$39,172,590
EMC Corp.	426,054	11,222,262
Hewlett-Packard Co.	68,878	2,300,525
NCR Corp. (a)	130,285	3,915,064
Sabre Corp.	154,012	4,018,173
SS&C Technologies Holdings, Inc.	71,557	4,216,854
Western Digital Corp.	12,481	1,215,150

		$66,060,618
Construction - 1.3%
Fortune Brands Home & Security, Inc.	102,188	$4,686,342
Interface, Inc.	271,828	5,852,457
Sherwin-Williams Co.	23,449	6,757,533

		$17,296,332
Consumer Products - 2.2%
Colgate-Palmolive Co.	217,758	$14,544,057
Estee Lauder Cos., Inc., “A”	100,996	8,830,080
Newell Rubbermaid, Inc.	149,812	5,922,068

		$29,296,205
Consumer Services - 1.6%
Capella Education Co.	32,961	$1,755,832
Nord Anglia Education, Inc. (a)	227,731	5,898,233
Priceline Group, Inc. (a)	12,026	14,094,953

		$21,749,018
Containers - 0.3%
Crown Holdings, Inc. (a)	34,273	$1,894,954
Graphic Packaging Holding Co.	119,688	1,704,357

		$3,599,311
Electrical Equipment - 2.0%
Advanced Drainage Systems, Inc.	162,628	$4,722,717
AMETEK, Inc.	135,686	7,294,479
Danaher Corp.	146,481	12,644,240

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
W.W. Grainger, Inc.	12,463	$2,995,233

		$27,656,669
Electronics - 3.6%
Avago Technologies Ltd.	63,351	$9,380,383
Broadcom Corp., “A”	148,792	8,458,825
Freescale Semiconductor Ltd. (a)	56,732	2,559,748
KLA-Tencor Corp.	57,198	3,412,433
Mellanox Technologies Ltd. (a)	89,908	4,524,171
Rubicon Technology, Inc. (a)(l)	229,442	617,199
Skyworks Solutions, Inc.	33,388	3,651,312
Texas Instruments, Inc.	244,689	13,683,009
Ultratech, Inc. (a)	86,880	1,732,387

		$48,019,467
Energy - Independent - 4.6%
Anadarko Petroleum Corp.	70,312	$5,878,786
Concho Resources, Inc. (a)	16,103	1,937,191
Energen Corp.	13,969	966,655
EOG Resources, Inc.	64,173	5,691,503
Goodrich Petroleum Corp. (a)	128,299	352,822
Hess Corp. (s)	323,510	21,843,395
Memorial Resource Development Corp. (a)	133,725	2,528,740
Noble Energy, Inc.	55,317	2,421,778
Parsley Energy, Inc., “A” (a)	53,582	937,149
PDC Energy, Inc. (a)	9,533	568,548
Pioneer Natural Resources Co.	18,567	2,744,760
Rice Energy, Inc. (a)	44,765	981,696
Valero Energy Corp.	252,202	14,940,446

		$61,793,469
Energy - Integrated - 0.6%
Chevron Corp. (s)	81,440	$8,388,320

Food & Beverages - 3.0%
Coca-Cola Co.	322,331	$13,202,678
General Mills, Inc.	104,788	5,883,846
Mead Johnson Nutrition Co., “A”	45,627	4,439,507
Mondelez International, Inc.	197,324	8,206,705
Snyders-Lance, Inc.	88,367	2,639,522
WhiteWave Foods Co., “A” (a)	117,861	5,660,864

		$40,033,122
Food & Drug Stores - 1.3%
CVS Health Corp.	153,873	$15,753,518
Fairway Group Holdings Corp. (a)(l)	360,708	1,630,400

		$17,383,918
Gaming & Lodging - 0.6%
La Quinta Holdings, Inc. (a)	105,849	$2,631,406
Wynn Resorts Ltd.	58,401	5,880,397

		$8,511,803
General Merchandise - 1.5%
Dollar Tree, Inc. (a)	71,943	$5,395,006
Five Below, Inc. (a)	170,464	5,667,928

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - continued
Kohl’s Corp.	63,647	$4,168,242
Target Corp.	66,606	5,283,188

		$20,514,364
Health Maintenance Organizations - 1.2%
Cigna Corp.	35,035	$4,933,979
UnitedHealth Group, Inc.	99,114	11,914,494

		$16,848,473
Insurance - 2.6%
American International Group, Inc.	377,691	$22,136,470
MetLife, Inc.	247,838	12,952,014

		$35,088,484
Internet - 2.7%
Facebook, Inc., “A” (a)	80,750	$6,394,593
Google, Inc., “A” (a)	27,374	14,927,590
Google, Inc., “C” (a)	18,401	9,791,356
LinkedIn Corp., “A” (a)	27,617	5,383,382

		$36,496,921
Machinery & Tools - 1.8%
Colfax Corp. (a)	98,259	$4,951,271
IPG Photonics Corp. (a)	50,420	4,781,833
Joy Global, Inc.	52,313	2,037,068
Roper Technologies, Inc.	72,610	12,703,846

		$24,474,018
Major Banks - 4.3%
Goldman Sachs Group, Inc.	62,038	$12,791,615
JPMorgan Chase & Co. (s)	355,321	23,373,015
Wells Fargo & Co.	384,296	21,505,204

		$57,669,834
Medical & Health Technology & Services - 1.8%
Cerner Corp. (a)	27,957	$1,881,227
Express Scripts Holding Co. (a)	33,559	2,924,331
HCA Holdings, Inc. (a)	37,779	3,091,456
Healthcare Services Group, Inc.	71,535	2,161,072
Henry Schein, Inc. (a)	17,203	2,437,149
McKesson Corp.	32,392	7,684,354
MedAssets, Inc. (a)	68,269	1,424,774
Universal Health Services, Inc.	16,843	2,182,516

		$23,786,879
Medical Equipment - 4.2%
Abbott Laboratories	221,613	$10,770,392
AtriCure, Inc. (a)	50,603	1,160,833
Cepheid, Inc. (a)	23,599	1,301,957
Cooper Cos., Inc.	33,324	6,057,304
DexCom, Inc. (a)	25,196	1,807,057
Insulet Corp. (a)	44,566	1,259,881
Medtronic PLC	186,230	14,213,074
OraSure Technologies, Inc. (a)	212,078	1,312,763
STERIS Corp.	14,900	995,767
Stryker Corp.	121,090	11,640,382

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
TearLab Corp. (a)(l)	283,859	$655,714
Thermo Fisher Scientific, Inc.	38,524	4,993,866

		$56,168,990
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	122,394	$1,582,579
Lundin Mining Corp. (a)	521,383	2,360,394

		$3,942,973
Natural Gas - Distribution - 0.3%
NorthWestern Corp.	80,596	$4,192,604

Natural Gas - Pipeline - 0.6%
EQT GP Holdings LP (a)	24,984	$804,984
Plains GP Holdings LP	92,438	2,584,566
Williams Partners LP	80,208	4,482,023

		$7,871,573
Network & Telecom - 1.1%
Cisco Systems, Inc.	412,862	$12,100,985
Ixia (a)	175,023	2,201,789

		$14,302,774
Oil Services - 1.3%
Forum Energy Technologies, Inc. (a)	45,772	$949,311
Halliburton Co.	64,750	2,939,650
Oil States International, Inc. (a)	19,657	803,578
Schlumberger Ltd.	135,986	12,343,449
Tesco Corp.	85,031	1,022,073

		$18,058,061
Other Banks & Diversified Financials - 5.3%
American Express Co.	220,728	$17,596,436
BB&T Corp.	111,402	4,397,037
Discover Financial Services	244,585	14,251,968
EuroDekania Ltd.	580,280	246,165
PrivateBancorp, Inc.	188,263	7,178,468
Texas Capital Bancshares, Inc. (a)	111,883	6,086,435
Visa, Inc., “A”	320,654	22,022,517

		$71,779,026
Pharmaceuticals - 5.3%
Actavis PLC (a)	68,538	$21,028,144
Bristol-Myers Squibb Co.	206,166	13,318,324
Eli Lilly & Co.	197,581	15,589,141
Merck & Co., Inc.	109,288	6,654,546
Valeant Pharmaceuticals International, Inc. (a)	61,248	14,624,185

		$71,214,340
Railroad & Shipping - 1.3%
Canadian Pacific Railway Ltd.	42,232	$6,956,033
Union Pacific Corp.	99,712	10,061,938

		$17,017,971
Real Estate - 3.4%
Equity Lifestyle Properties, Inc., REIT	138,151	$7,569,293
Gramercy Property Trust, Inc., REIT	159,740	4,250,681

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Medical Properties Trust, Inc., REIT	532,246	$7,217,256
Mid-America Apartment Communities, Inc., REIT	132,200	10,098,758
Plum Creek Timber Co. Inc., REIT	187,764	7,747,143
Tanger Factory Outlet Centers, Inc., REIT	264,655	8,900,348

		$45,783,479
Restaurants - 1.1%
Chuy’s Holdings, Inc. (a)	26,750	$695,233
Domino’s Pizza, Inc.	40,023	4,348,899
YUM! Brands, Inc.	110,882	9,991,577

		$15,035,709
Specialty Chemicals - 1.9%
Albemarle Corp.	130,224	$7,832,974
Amira Nature Foods Ltd. (a)(l)	70,965	670,619
Axalta Coating Systems Ltd. (a)	75,412	2,582,861
Ecolab, Inc.	82,514	9,460,230
W.R. Grace & Co. (a)	50,061	4,902,474

		$25,449,158
Specialty Stores - 3.2%
American Eagle Outfitters, Inc.	240,350	$3,934,530
AutoZone, Inc. (a)	11,641	7,841,610
Burlington Stores, Inc. (a)	67,731	3,574,165
Cabela’s, Inc. (a)	58,346	2,975,646
Dick’s Sporting Goods, Inc.	86,507	4,647,156
L Brands, Inc.	43,456	3,759,813
Lumber Liquidators Holdings, Inc. (a)	33,016	673,526
Ross Stores, Inc.	60,945	5,891,553
Sally Beauty Holdings, Inc. (a)	147,851	4,614,430
Urban Outfitters, Inc. (a)	158,851	5,461,297

		$43,373,726
Telecommunications - Wireless - 1.4%
American Tower Corp., REIT	177,432	$16,463,915
SBA Communications Corp. (a)	26,335	2,944,516

		$19,408,431
Telephone Services - 1.0%
RigNet, Inc. (a)	65,800	$2,335,242
Verizon Communications, Inc.	237,150	11,724,696

		$14,059,938
Tobacco - 1.1%
Altria Group, Inc.	158,562	$8,118,374
Philip Morris International, Inc.	45,450	3,775,532
Reynolds American, Inc.	35,695	2,739,591

		$14,633,497
Trucking - 0.7%
FedEx Corp.	15,822	$2,740,687
Swift Transportation Co. (a)	271,838	6,325,670

		$9,066,357
Utilities - Electric Power - 2.5%
American Electric Power Co., Inc.	87,653	$4,933,987
Calpine Corp. (a)	150,565	3,026,357

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - continued
CMS Energy Corp.	156,323	$5,336,867
Dominion Resources, Inc.	46,847	3,303,650
Edison International	70,790	4,304,740
Exelon Corp.	121,206	4,100,399
NextEra Energy, Inc.	40,312	4,125,530
NRG Energy, Inc.	85,371	2,151,349
Pattern Energy Group, Inc.	86,133	2,449,623

		$33,732,502
Total Common Stocks		$1,341,092,295

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	11,302,278	$11,302,278

Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	1,033,947	$1,033,947
Total Investments		$1,353,428,520

Securities Sold Short - (0.4)%
Gaming & Lodging - (0.1)%
Marriott International, Inc., “A”	(11,916)	$(929,329)

Telecommunications - Wireless - (0.1)%
Crown Castle International Corp, REIT	(24,607)	$(2,006,701)

Trucking - (0.2)%
United Parcel Service, Inc., “B”	(27,702)	$(2,748,592)
Total Securities Sold Short		$(5,684,622)

Other Assets, Less Liabilities - (0.1)%		(1,138,282)
Net Assets - 100.0%		$1,346,605,616

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,304,535,362	$—	$—	$1,304,535,362
Canada	29,741,916	—	—	29,741,916
Hong Kong	5,898,233	—	—	5,898,233
United Arab Emirates	670,619	—	—	670,619
Cayman Islands	—	—	246,165	246,165
Mutual Funds	12,336,225	—	—	12,336,225
Total Investments	$1,353,182,355	$—	$246,165	$1,353,428,520
Short Sales	$(5,684,622)	$—	$—	$(5,684,622)

For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 8/31/14	$274,485
Change in unrealized appreciation (depreciation)	(28,320)
Balance as of 5/31/15	$246,165

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at May 31, 2015 is $(28,320). At May 31, 2015, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,058,344,236
Gross unrealized appreciation	326,553,903
Gross unrealized depreciation	(31,469,619)
Net unrealized appreciation (depreciation)	$295,084,284

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,714,652	162,425,003	(155,837,377)	11,302,278

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,069	$11,302,278

QUARTERLY REPORT

May 31, 2015

MFS® GLOBAL LEADERS FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 95.7%
Alcoholic Beverages - 10.9%
AmBev S.A.	35,552	$205,303
Carlsberg A.S., “B”	2,086	191,779
Diageo PLC	12,159	337,389
Pernod Ricard S.A.	3,474	429,434
SABMiller PLC	6,663	355,820

		$1,519,725
Apparel Manufacturers - 14.3%
Belle International Holdings Ltd.	151,000	$192,800
Burberry Group PLC	14,673	380,124
Compagnie Financiere Richemont S.A.	2,329	201,218
Global Brands Group Holding Ltd. (a)	796,000	178,631
Kering S.A.	1,517	266,496
Li & Fung Ltd.	50,000	43,334
LVMH Moet Hennessy Louis Vuitton S.A.	2,095	373,097
NIKE, Inc., “B”	2,059	209,339
Tod’s S.p.A.	1,682	155,084

		$2,000,123
Broadcasting - 9.9%
Nippon Television Holdings, Inc.	11,100	$188,634
Publicis Groupe S.A.	4,245	339,461
Time Warner, Inc.	5,169	436,677
Twenty-First Century Fox, Inc.	12,484	419,462

		$1,384,234
Business Services - 2.1%
Accenture PLC, “A”	3,001	$288,216

Chemicals - 2.6%
3M Co.	2,329	$370,497

Computer Software - 2.8%
SAP AG	5,257	$389,094

Consumer Products - 11.4%
Colgate-Palmolive Co.	4,806	$320,993
L’Oreal S.A.	1,952	368,640
Newell Rubbermaid, Inc.	7,368	291,257
Reckitt Benckiser Group PLC	3,838	346,387
Unilever N.V.	6,188	263,900

		$1,591,177
Electrical Equipment - 5.0%
Danaher Corp.	4,513	$389,562
Schneider Electric S.A.	4,118	311,078

		$700,640
Food & Beverages - 13.3%
Danone S.A.	5,948	$408,489
M. Dias Branco S.A. Industria e Comercio de Alimentos	8,044	217,365
Mead Johnson Nutrition Co., “A”	2,926	284,700
Nestle S.A.	6,589	511,080

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Super Group Ltd.	229,600	$195,861
Want Want China Holdings Ltd.	213,000	240,371

		$1,857,866
Gaming & Lodging - 1.3%
InterContinental Hotels Group PLC	4,270	$178,885

General Merchandise - 1.6%
Target Corp.	2,810	$222,889

Other Banks & Diversified Financials - 2.9%
Visa, Inc., “A”	5,996	$411,805

Restaurants - 5.9%
McDonald’s Corp.	3,841	$368,467
YUM! Brands, Inc.	5,015	451,902

		$820,369
Specialty Stores - 6.3%
AutoZone, Inc. (a)	604	$406,866
L Brands, Inc.	2,524	218,376
Urban Outfitters, Inc. (a)	7,424	255,237

		$880,479
Tobacco - 5.4%
Imperial Tobacco Group PLC	2,682	$138,142
Japan Tobacco, Inc.	11,900	431,806
Swedish Match AB	6,442	191,828

		$761,776
Total Common Stocks		$13,377,775

Money Market Funds - 4.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	607,665	$607,665
Total Investments		$13,985,440

Other Assets, Less Liabilities - (0.1)%		(8,216)
Net Assets - 100.0%		$13,977,224

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,346,245	$—	$—	$5,346,245
France	2,496,695	—	—	2,496,695
United Kingdom	1,736,747	—	—	1,736,747
Switzerland	712,298	—	—	712,298
Japan	—	620,440	—	620,440
China	433,171	—	—	433,171
Brazil	422,668	—	—	422,668
Germany	389,094	—	—	389,094
Netherlands	263,900	—	—	263,900
Other Countries	956,517	—	—	956,517
Mutual Funds	607,665	—	—	607,665
Total Investments	$13,365,000	$620,440	$—	$13,985,440

3

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $620,440 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. Other reasons for changes in classifications between levels 1 and 2 relate to referencing trading activity outside of a primary exchange in assessing valuation in current or prior periods. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$12,250,501
Gross unrealized appreciation	2,112,336
Gross unrealized depreciation	(377,397)
Net unrealized appreciation (depreciation)	$1,734,939

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	541,652	2,309,782	(2,243,769)	607,665

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$220	$607,665

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2015, are as follows:

United States	42.5%
France	17.9%
United Kingdom	12.4%
Switzerland	5.1%
Japan	4.5%
China	3.1%
Brazil	3.0%
Germany	2.8%
Netherlands	1.9%
Other Countries	6.8%

4

QUARTERLY REPORT

May 31, 2015

MFS® LOW VOLATILITY GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.7%
Aerospace - 1.6%
Lockheed Martin Corp.	3,763	$708,198

Automotive - 1.5%
USS Co. Ltd.	36,600	$684,215

Biotechnology - 0.5%
Amgen, Inc.	1,341	$209,545

Broadcasting - 1.2%
Television Broadcasts Ltd.	87,600	$538,345

Business Services - 0.7%
Forrester Research, Inc.	9,848	$334,930

Cable TV - 1.8%
Liberty Global PLC, “A” (a)	7,479	$430,267
Time Warner Cable, Inc.	2,227	402,842

		$833,109
Chemicals - 0.6%
Monsanto Co.	2,485	$290,695

Computer Software - 1.0%
Dassault Systems S.A.	5,976	$467,120

Computer Software - Systems - 1.8%
EMC Corp.	8,169	$215,171
NICE Systems Ltd., ADR	9,856	617,971

		$833,142
Consumer Products - 4.9%
Colgate-Palmolive Co.	3,131	$209,119
Kimberly-Clark Corp.	4,419	481,052
Kobayashi Pharmaceutical Co. Ltd.	9,100	588,658
Procter & Gamble Co.	8,511	667,177
Uni-Charm Corp.	11,500	253,340

		$2,199,346
Electronics - 6.1%
Kyocera Corp.	8,600	$466,971
Siliconware Precision Industries Co. Ltd., ADR	78,179	638,722
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	67,342	1,635,064

		$2,740,757
Energy - Independent - 2.0%
Cabot Oil & Gas Corp.	15,893	$539,726
Occidental Petroleum Corp.	4,368	341,534

		$881,260
Energy - Integrated - 4.5%
China Petroleum & Chemical Corp.	286,000	$250,773
Exxon Mobil Corp.	10,905	929,106

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - continued
Royal Dutch Shell PLC, “B”	27,508	$829,723

		$2,009,602
Food & Beverages - 8.4%
Chr. Hansen Holding A.S.	9,326	$455,265
General Mills, Inc.	28,568	1,604,093
Mondelez International, Inc.	6,967	289,758
Nestle S.A.	5,098	395,429
Pinnacle Foods, Inc.	4,653	196,124
Sligro Food Group N.V.	7,038	272,090
Toyo Suisan Kaisha Ltd.	11,000	379,306
Want Want China Holdings Ltd., ADR	3,262	184,058

		$3,776,123
Food & Drug Stores - 6.1%
CVS Health Corp.	4,517	$462,450
Dairy Farm International Holdings Ltd.	56,700	522,774
Kroger Co.	6,354	462,571
Lawson, Inc.	11,000	767,163
METRO, Inc., “A”	9,223	254,901
Sundrug Co. Ltd.	5,300	279,184

		$2,749,043
Gaming & Lodging - 1.0%
Paddy Power PLC	4,976	$442,158

Insurance - 2.6%
Beazley Group PLC	53,950	$245,310
Intact Financial Corp.	6,799	482,049
Travelers Cos., Inc.	2,037	205,981
XL Group PLC	6,035	227,412

		$1,160,752
Internet - 0.6%
Google, Inc., “A” (a)	471	$256,846

Machinery & Tools - 1.5%
Schindler Holding AG	3,888	$675,131

Major Banks - 5.5%
Bank of Nova Scotia	4,583	$241,387
BOC Hong Kong Holdings Ltd.	168,000	691,184
HSBC Holdings PLC, ADR	13,253	629,518
Royal Bank of Canada	3,390	215,706
Sumitomo Mitsui Financial Group, Inc.	11,000	498,142
Wells Fargo & Co.	3,710	207,612

		$2,483,549
Medical & Health Technology & Services - 1.3%
Express Scripts Holding Co. (a)	6,755	$588,631

Medical Equipment - 1.8%
Abbott Laboratories	5,250	$255,150
Fisher & Paykel Healthcare Corp. Ltd.	117,770	551,443

		$806,593

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Natural Gas - Distribution - 1.0%
Hong Kong & China Gas Co. Ltd.	80,000	$192,941
Osaka Gas Co. Ltd.	67,000	267,315

		$460,256
Network & Telecom - 0.8%
VTech Holdings Ltd.	28,900	$380,928

Other Banks & Diversified Financials - 5.0%
Alliance Financial Group	399,800	$491,843
China Construction Bank	326,000	327,528
Credicorp Ltd.	2,107	297,382
Discover Financial Services	19,764	1,151,648

		$2,268,401
Pharmaceuticals - 9.7%
Johnson & Johnson	9,856	$986,980
Merck & Co., Inc.	7,890	480,422
Novartis AG	3,571	366,656
Roche Holding AG	4,124	1,268,872
Santen Pharmaceutical Co. Ltd.	48,400	670,033
Teva Pharmaceutical Industries Ltd., ADR	9,946	597,755

		$4,370,718
Railroad & Shipping - 0.7%
Canadian National Railway Co.	4,937	$293,060

Real Estate - 2.1%
AvalonBay Communities, Inc., REIT	1,336	$222,444
Grand City Properties S.A. (a)	13,742	240,127
IGB Trust, REIT	496,200	184,079
Public Storage, Inc., REIT	1,633	316,051

		$962,701
Restaurants - 2.7%
McDonald’s Corp.	7,453	$714,966
Whitbread PLC	6,574	514,442

		$1,229,408
Specialty Chemicals - 1.1%
Symrise AG	7,814	$497,419

Specialty Stores - 3.1%
Home Depot, Inc.	3,710	$413,368
Inditex	7,538	249,694
Ross Stores, Inc.	7,831	757,023

		$1,420,085
Telecommunications - Wireless - 4.5%
Advanced Info Service PLC	78,900	$548,829
American Tower Corp., REIT	2,873	266,586
KDDI Corp.	21,400	480,558
SBA Communications Corp. (a)	6,627	740,965

		$2,036,938

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 3.2%
BCE, Inc.	4,419	$193,508
DiGi.Com Berhad	322,500	493,515
TDC A.S.	28,881	215,988
TELUS Corp.	10,037	341,760
Verizon Communications, Inc.	3,710	183,422

		$1,428,193
Tobacco - 1.3%
Altria Group, Inc.	5,101	$261,171
Lorillard, Inc.	4,516	327,320

		$588,491
Utilities - Electric Power - 7.5%
Alliant Energy Corp.	3,390	$207,807
American Electric Power Co., Inc.	6,633	373,372
Calpine Corp. (a)	15,018	301,862
Cheung Kong Infrastructure Holdings Ltd.	116,000	957,485
Consolidated Edison, Inc.	4,583	283,413
Dominion Resources, Inc.	2,706	190,827
Duke Energy Corp.	3,558	269,447
PG&E Corp.	10,176	544,111
Xcel Energy, Inc.	8,072	274,852

		$3,403,176
Total Common Stocks		$45,008,864

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	828,830	$828,830
Total Investments		$45,837,694

Other Assets, Less Liabilities - (1.5)%		(692,226)
Net Assets - 100.0%		$45,145,468

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$19,784,046	$—	$—	$19,784,046
Japan	—	5,334,885	—	5,334,885
Hong Kong	3,283,657	—	—	3,283,657
Switzerland	1,437,216	1,268,872	—	2,706,088
Taiwan	2,273,786	—	—	2,273,786
United Kingdom	2,218,993	—	—	2,218,993
Canada	2,022,370	—	—	2,022,370
Israel	1,215,726	—	—	1,215,726
Malaysia	1,169,437	—	—	1,169,437
Other Countries	4,016,215	983,661	—	4,999,876
Mutual Funds	828,830	—	—	828,830
Total Investments	$38,250,276	$7,587,418	$—	$45,837,694

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $5,213,541 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$43,767,117
Gross unrealized appreciation	3,029,466
Gross unrealized depreciation	(958,889)
Net unrealized appreciation (depreciation)	$2,070,577

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	128,237	39,722,885	(39,022,292)	828,830

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$629	$828,830

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2015, are as follows:

United States	44.4%
Japan	11.8%
Hong Kong	7.2%
Switzerland	6.0%
Taiwan	5.0%
United Kingdom	4.9%
Canada	4.5%
Israel	2.7%
Malaysia	2.6%
Other Countries	10.9%

6

QUARTERLY REPORT

May 31, 2015

MFS® LOW VOLATILITY

EQUITY FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 100.0%
Aerospace - 3.3%
General Dynamics Corp.	699	$97,973
Honeywell International, Inc.	1,645	171,409
Lockheed Martin Corp.	451	84,878
United Technologies Corp.	1,314	153,961

		$508,221
Automotive - 0.5%
Delphi Automotive PLC	859	$74,716

Business Services - 3.1%
Amdocs Ltd.	4,004	$219,619
Automatic Data Processing, Inc.	2,900	247,979

		$467,598
Cable TV - 0.5%
Time Warner Cable, Inc.	421	$76,155

Chemicals - 0.5%
3M Co.	443	$70,472

Computer Software - 2.7%
Adobe Systems, Inc. (a)	838	$66,277
Intuit, Inc.	1,557	162,162
Microsoft Corp.	2,623	122,914
Oracle Corp.	1,515	65,887

		$417,240
Computer Software - Systems - 1.7%
EMC Corp.	3,771	$99,328
International Business Machines Corp.	911	154,551

		$253,879
Consumer Products - 4.0%
Colgate-Palmolive Co.	3,037	$202,841
Kimberly-Clark Corp.	575	62,595
Procter & Gamble Co.	4,409	345,622

		$611,058
Electrical Equipment - 0.4%
Danaher Corp.	721	$62,237

Electronics - 3.1%
Analog Devices, Inc.	1,125	$76,455
Microchip Technology, Inc.	5,076	249,384
Texas Instruments, Inc.	2,525	141,198

		$467,037
Energy - Integrated - 4.4%
Chevron Corp.	2,770	$285,310
Exxon Mobil Corp.	4,475	381,270

		$666,580

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 6.2%
Bunge Ltd.	758	$70,160
Coca-Cola Co.	3,124	127,959
Dr Pepper Snapple Group, Inc.	1,156	88,596
General Mills, Inc.	6,123	343,806
Mondelez International, Inc.	1,557	64,756
PepsiCo, Inc.	1,619	156,120
Pinnacle Foods, Inc.	2,341	98,673

		$950,070
Food & Drug Stores - 2.3%
CVS Health Corp.	739	$75,659
Kroger Co.	3,710	270,088

		$345,747
Gaming & Lodging - 0.6%
Norwegian Cruise Line Holdings Ltd. (a)	1,613	$88,005

General Merchandise - 5.5%
Costco Wholesale Corp.	1,953	$278,478
Kohl’s Corp.	860	56,321
Macy’s, Inc.	889	59,519
Target Corp.	1,084	85,983
Wal-Mart Stores, Inc.	4,825	358,353

		$838,654
Health Maintenance Organizations - 1.4%
Aetna, Inc.	620	$73,141
Health Net, Inc. (a)	1,208	75,186
UnitedHealth Group, Inc.	584	70,203

		$218,530
Insurance - 7.9%
American International Group, Inc.	1,498	$87,798
Chubb Corp.	635	61,913
Everest Re Group Ltd.	1,620	294,046
Loews Corp.	2,551	102,346
MetLife, Inc.	1,101	57,538
PartnerRe Ltd.	1,365	179,402
Travelers Cos., Inc.	1,338	135,299
Validus Holdings Ltd.	6,582	282,434

		$1,200,776
Internet - 2.1%
Google, Inc., “A” (a)	602	$328,283

Major Banks - 2.8%
Goldman Sachs Group, Inc.	342	$70,517
PNC Financial Services Group, Inc.	889	85,068
Wells Fargo & Co.	4,989	279,184

		$434,769
Medical & Health Technology & Services - 3.4%
AmerisourceBergen Corp.	1,669	$187,863
Henry Schein, Inc. (a)	945	133,878
McKesson Corp.	805	190,970

		$512,711

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 2.8%
Abbott Laboratories	4,732	$229,975
Becton, Dickinson and Co.	580	81,496
Zimmer Holdings, Inc.	1,067	121,734

		$433,205
Network & Telecom - 1.6%
Cisco Systems, Inc.	5,879	$172,313
Qualcomm, Inc.	959	66,823

		$239,136
Oil Services - 0.6%
Schlumberger Ltd.	1,109	$100,664

Other Banks & Diversified Financials - 6.4%
American Express Co.	965	$76,930
East West Bancorp, Inc.	1,980	84,942
M&T Bank Corp.	3,296	398,420
Visa, Inc., “A”	6,058	416,063

		$976,355
Pharmaceuticals - 8.9%
Eli Lilly & Co.	6,440	$508,116
Johnson & Johnson	3,724	372,921
Merck & Co., Inc.	6,942	422,698
Pfizer, Inc.	1,759	61,125

		$1,364,860
Pollution Control - 2.1%
Stericycle, Inc. (a)	1,178	$161,739
Waste Connections, Inc.	3,153	153,015

		$314,754
Real Estate - 3.8%
AvalonBay Communities, Inc., REIT	358	$59,607
Public Storage, Inc., REIT	2,091	404,692
Simon Property Group, Inc., REIT	601	109,021

		$573,320
Restaurants - 2.3%
McDonald’s Corp.	3,616	$346,883

Specialty Chemicals - 0.5%
Praxair, Inc.	573	$70,399

Specialty Stores - 1.9%
AutoZone, Inc. (a)	174	$117,210
Home Depot, Inc.	536	59,721
O’Reilly Automotive, Inc. (a)	493	108,228

		$285,159
Telecommunications - Wireless - 0.6%
American Tower Corp., REIT	1,001	$92,883

Telephone Services - 2.2%
AT&T, Inc.	2,988	$103,206
Verizon Communications, Inc.	4,743	234,494

		$337,700

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Tobacco - 3.1%
Altria Group, Inc.	2,351	$120,371
Lorillard, Inc.	2,814	203,959
Philip Morris International, Inc.	1,829	151,935

		$476,265
Utilities - Electric Power - 6.8%
Alliant Energy Corp.	975	$59,768
American Electric Power Co., Inc.	1,944	109,428
Consolidated Edison, Inc.	936	57,882
Dominion Resources, Inc.	1,350	95,202
Duke Energy Corp.	923	69,899
MGE Energy, Inc.	2,099	81,294
NextEra Energy, Inc.	1,764	180,528
OGE Energy Corp.	5,399	170,069
Pinnacle West Capital Corp.	889	54,158
Southern Co.	2,172	94,895
Xcel Energy, Inc.	1,704	58,021

		$1,031,144
Total Common Stocks		$15,235,465

Money Market Funds - 1.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	188,568	$188,568
Total Investments		$15,424,033

Other Assets, Less Liabilities - (1.2)%		(188,101)
Net Assets - 100.0%		$15,235,932

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$15,235,465	$—	$—	$15,235,465
Mutual Funds	188,568	—	—	188,568
Total Investments	$15,424,033	$—	$—	$15,424,033

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$14,719,343
Gross unrealized appreciation	904,472
Gross unrealized depreciation	(199,782)
Net unrealized appreciation (depreciation)	$704,690

5

Supplemental Information (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	132,053	7,708,356	(7,651,841)	188,568

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$121	$188,568

6

QUARTERLY REPORT

May 31, 2015

MFS® NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.1%
Aerospace - 0.3%
FLIR Systems, Inc.	136,288	$4,163,591

Apparel Manufacturers - 0.3%
Tumi Holdings, Inc. (a)	271,311	$5,236,302

Automotive - 0.9%
Fenix Parts, Inc. (a)(h)	1,338,451	$13,330,972

Biotechnology - 7.6%
Aduro Biotech, Inc. (a)	43,500	$1,469,430
Alnylam Pharmaceuticals, Inc. (a)	49,251	6,456,314
AMAG Pharmaceuticals, Inc. (a)	455,103	31,666,067
Amicus Therapeutics, Inc. (a)	622,295	7,660,451
Esperion Therapeutics, Inc. (a)	15,000	1,612,650
Exact Sciences Corp. (a)	389,431	10,518,531
Isis Pharmaceuticals, Inc. (a)	262,809	17,692,302
MiMedx Group, Inc. (a)	1,057,922	10,949,493
Novavax, Inc. (a)	389,617	3,506,553
Puma Biotechnology, Inc. (a)	54,765	10,703,819
Tesaro, Inc. (a)	194,710	11,441,160

		$113,676,770
Broadcasting - 1.4%
Live Nation, Inc. (a)	765,751	$21,900,479

Brokerage & Asset Managers - 1.8%
LPL Financial Holdings, Inc.	269,615	$11,496,384
NASDAQ OMX Group, Inc.	289,476	14,980,383

		$26,476,767
Business Services - 8.7%
Bright Horizons Family Solutions, Inc. (a)	634,869	$35,343,157
Constant Contact, Inc. (a)	452,450	12,333,787
CoStar Group, Inc. (a)	70,344	14,695,565
Gartner, Inc. (a)	345,255	30,202,907
Global Payments, Inc.	153,904	16,064,500
Ultimate Software Group, Inc. (a)	83,337	13,483,093
Zillow Group, Inc. (a)	89,079	8,140,930

		$130,263,939
Chemicals - 0.1%
Marrone Bio Innovations, Inc. (a)	725,979	$1,524,556

Computer Software - Systems - 9.6%
Cvent, Inc. (a)	836,880	$22,060,157
Demandware, Inc. (a)	203,890	12,698,269
Fleetmatics Group PLC (a)	380,334	15,901,765
Model N, Inc. (a)	1,303,122	15,064,090
Proofpoint, Inc. (a)	149,529	8,841,650
Sabre Corp.	869,444	22,683,794
SciQuest, Inc. (a)	382,102	5,830,877
ServiceNow, Inc. (a)	154,755	11,855,781

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
Shopify, Inc. (a)	343,312	$9,338,086
SS&C Technologies Holdings, Inc.	342,740	20,197,668

		$144,472,137
Construction - 4.5%
Interface, Inc.	713,094	$15,352,914
Lennox International, Inc.	144,816	16,306,282
Pool Corp.	157,127	10,414,378
Summit Materials, Inc., “A” (a)	538,321	14,803,828
Trex Co., Inc. (a)	207,353	10,492,062

		$67,369,464
Consumer Services - 2.6%
MakeMyTrip Ltd. (a)	375,498	$7,284,661
Nord Anglia Education, Inc. (a)	663,733	17,190,685
Servicemaster Global Holdings, Inc. (a)	431,452	14,492,473

		$38,967,819
Electrical Equipment - 2.9%
Advanced Drainage Systems, Inc.	363,153	$10,545,963
AMETEK, Inc.	421,686	22,669,839
MSC Industrial Direct Co., Inc., “A”	140,913	9,775,135

		$42,990,937
Electronics - 2.1%
Iriso Electronics Co. Ltd.	60,060	$4,050,294
Monolithic Power Systems, Inc.	173,577	9,477,304
Silicon Laboratories, Inc. (a)	234,167	12,982,218
Stratasys Ltd. (a)	151,442	5,385,278

		$31,895,094
Energy - Independent - 2.8%
Foresight Energy LP	559,147	$7,822,467
Memorial Resource Development Corp. (a)	565,816	10,699,581
PDC Energy, Inc. (a)	118,341	7,057,857
Range Resources Corp.	130,987	7,257,990
Rice Energy, Inc. (a)	403,167	8,841,452

		$41,679,347
Engineering - Construction - 1.8%
Stantec, Inc.	475,058	$13,140,877
Team, Inc. (a)	343,857	13,685,509

		$26,826,386
Entertainment - 0.2%
DHX Media Ltd.	397,856	$3,042,466

Food & Beverages - 2.2%
Flex Pharma, Inc. (a)	153,972	$2,748,400
Freshpet, Inc. (a)(l)	1,131,877	22,456,440
Snyders-Lance, Inc.	274,905	8,211,412

		$33,416,252
Gaming & Lodging - 3.4%
Diamond Resorts International, Inc. (a)	381,652	$11,869,377
La Quinta Holdings, Inc. (a)	860,311	21,387,331

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Gaming & Lodging - continued
Norwegian Cruise Line Holdings Ltd. (a)	324,607	$17,710,558

		$50,967,266
General Merchandise - 1.3%
Five Below, Inc. (a)	573,020	$19,052,915

Internet - 1.0%
Dealertrack Holdings, Inc. (a)	380,861	$15,881,904

Machinery & Tools - 2.9%
Allison Transmission Holdings, Inc.	522,648	$15,993,029
IPG Photonics Corp. (a)	120,364	11,415,322
Kennametal, Inc.	215,017	7,753,513
WABCO Holdings, Inc. (a)	62,625	7,917,053

		$43,078,917
Medical & Health Technology & Services - 6.5%
Adeptus Health, Inc., “A” (a)	209,023	$14,642,061
Brookdale Senior Living, Inc. (a)	470,239	17,723,308
Capital Senior Living Corp. (a)	480,840	12,386,438
Healthcare Services Group, Inc.	731,596	22,101,515
HealthStream, Inc. (a)	326,908	9,274,380
IDEXX Laboratories, Inc. (a)	66,208	8,977,805
INC Research Holdings, Inc., “A” (a)	376,741	13,031,471

		$98,136,978
Medical Equipment - 10.7%
Align Technology, Inc. (a)	152,406	$9,246,472
AtriCure, Inc. (a)	139,212	3,193,523
Cardiovascular Systems, Inc. (a)	316,104	8,844,590
Cepheid, Inc. (a)	281,169	15,512,094
DexCom, Inc. (a)	207,784	14,902,268
GenMark Diagnostics, Inc. (a)	637,186	5,842,996
Hologic, Inc. (a)	359,014	12,841,931
Insulet Corp. (a)	325,992	9,215,794
Masimo Corp. (a)	546,085	19,167,584
Nevro Corp. (a)	100,775	5,122,393
Novadaq Technologies, Inc. (a)	635,130	6,357,651
NxStage Medical, Inc. (a)	712,084	11,542,882
PerkinElmer, Inc.	343,782	18,127,625
STERIS Corp.	224,692	15,016,166
Thoratec Corp. (a)	138,604	6,291,236

		$161,225,205
Metals & Mining - 1.0%
Globe Specialty Metals, Inc.	822,241	$15,893,919

Oil Services - 1.5%
Forum Energy Technologies, Inc. (a)	474,043	$9,831,652
Frank’s International N.V.	292,899	5,805,258
Patterson-UTI Energy, Inc.	353,621	7,143,144

		$22,780,054
Other Banks & Diversified Financials - 3.8%
Air Lease Corp.	302,181	$11,371,071
Avolon Holdings Ltd. (a)	320,208	7,681,790

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
CAI International, Inc. (a)	264,498	$5,718,447
First Republic Bank	122,973	7,446,015
PrivateBancorp, Inc.	351,933	13,419,205
Texas Capital Bancshares, Inc. (a)	220,349	11,986,986

		$57,623,514
Pharmaceuticals - 4.0%
Aratana Therapeutics, Inc. (a)	597,298	$8,105,334
Collegium Pharmaceutical, Inc. (a)	297,044	5,049,748
Horizon Pharma PLC (a)	278,862	9,043,495
Intercept Pharmaceuticals, Inc. (a)	39,978	10,202,186
MediWound Ltd. (a)	309,012	1,789,179
Receptos, Inc. (a)	79,797	13,157,727
TherapeuticsMD, Inc. (a)	1,791,376	12,682,942

		$60,030,611
Railroad & Shipping - 1.9%
Diana Shipping, Inc. (a)	2,050,892	$13,166,727
Genesee & Wyoming, Inc. (a)	103,868	8,552,491
StealthGas, Inc. (a)	976,797	6,681,291

		$28,400,509
Restaurants - 2.5%
Chuy’s Holdings, Inc. (a)	495,112	$12,867,961
Domino’s Pizza, Inc.	63,558	6,906,212
Dunkin Brands Group, Inc.	184,777	9,859,701
Zoe’s Kitchen, Inc. (a)	234,587	7,431,716

		$37,065,590
Special Products & Services - 0.6%
WL Ross Holding Corp. (a)	707,014	$8,448,817

Specialty Chemicals - 2.5%
Albemarle Corp.	225,257	$13,549,209
Axalta Coating Systems Ltd. (a)	689,327	23,609,450

		$37,158,659
Specialty Stores - 4.5%
Boot Barn Holdings, Inc. (a)	168,382	$4,118,624
Burlington Stores, Inc. (a)	300,146	15,838,704
Cabela’s, Inc. (a)	148,223	7,559,373
Citi Trends, Inc. (a)(h)	785,017	18,879,659
Lumber Liquidators Holdings, Inc. (a)(l)	302,449	6,169,960
Urban Outfitters, Inc. (a)	425,589	14,631,750

		$67,198,070
Trucking - 1.2%
Swift Transportation Co. (a)	783,980	$18,243,215
Total Common Stocks		$1,488,419,421

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	620	$620

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Collateral for Securities Loaned - 0.2%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	2,378,467	$2,378,467
Total Investments		$1,490,798,508

Other Assets, Less Liabilities - 0.7%		11,228,595
Net Assets - 100.0%		$1,502,027,103

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,488,419,421	$—	$—	$1,488,419,421
Mutual Funds	2,379,087	—	—	2,379,087
Total Investments	$1,490,798,508	$—	$—	$1,490,798,508

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Securities Lending Collateral

At May 31, 2015, the value of securities loaned was $2,290,713. These loans were collateralized by cash of $2,378,467 and U.S. Treasury Obligations of $57,272.

6

Supplemental Information (unaudited) – continued

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,243,517,022
Gross unrealized appreciation	304,326,940
Gross unrealized depreciation	(57,045,454)
Net unrealized appreciation (depreciation)	$247,281,486

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,739,356	411,202,669	(412,941,405)	620

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,530	$620

Other Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Citi Trends, Inc.	1,217,419	80,031	(512,433)	785,017
Fenix Parts, Inc.	—	1,338,451	—	1,338,451

Other Affiliated Issuers	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Citi Trends, Inc.	$(163,874)	$—	$—	$18,879,659
Fenix Parts, Inc.	—	—	—	13,330,972

	$(163,874)	$—	$—	$32,210,631

7

QUARTERLY REPORT

May 31, 2015

MFS® RESEARCH INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.9%
Airlines - 0.3%
Stagecoach Group PLC	3,657,381	$22,611,311

Apparel Manufacturers - 1.5%
Burberry Group PLC	753,819	$19,528,721
Global Brands Group Holding Ltd. (a)	91,792,000	20,599,083
LVMH Moet Hennessy Louis Vuitton S.A.	463,139	82,480,125

		$122,607,929
Automotive - 4.5%
Autoliv, Inc.	288,201	$36,356,556
DENSO Corp.	3,043,000	158,669,963
GKN PLC	7,456,595	41,780,154
Honda Motor Co. Ltd.	3,493,400	119,598,008

		$356,404,681
Broadcasting - 1.5%
ProSiebenSat.1 Media AG	650,800	$31,121,246
WPP PLC	3,887,526	91,502,097

		$122,623,343
Business Services - 3.3%
Brenntag AG	459,162	$27,731,328
Cognizant Technology Solutions Corp., “A” (a)	1,328,001	85,948,225
Compass Group PLC	3,271,088	57,194,632
Mitsubishi Corp.	2,200,400	49,222,381
Nomura Research, Inc.	1,164,000	44,551,587

		$264,648,153
Chemicals - 0.8%
Orica Ltd.	3,908,067	$65,041,031

Computer Software - 0.5%
Dassault Systems S.A.	456,839	$35,709,284

Conglomerates - 1.0%
Hutchison Whampoa Ltd.	5,309,000	$78,759,015

Consumer Products - 2.8%
L’Oreal S.A.	567,753	$107,221,683
Reckitt Benckiser Group PLC	1,294,394	116,821,670

		$224,043,353
Electrical Equipment - 3.5%
Legrand S.A.	439,544	$24,736,171
Schneider Electric S.A.	1,824,568	137,829,833
Siemens AG	1,119,180	117,732,340

		$280,298,344
Electronics - 3.0%
Infineon Technologies AG	4,302,040	$56,084,928
MediaTek, Inc.	6,301,000	84,835,247
Taiwan Semiconductor Manufacturing Co. Ltd.	19,761,326	94,131,132

		$235,051,307

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 1.7%
Cairn Energy PLC (a)	5,501,639	$14,261,163
Galp Energia SGPS S.A., “B”	2,416,609	28,452,614
INPEX Corp.	2,769,600	34,141,627
Oil Search Ltd.	4,519,397	26,095,505
Reliance Industries Ltd.	2,277,694	31,276,889

		$134,227,798
Energy - Integrated - 2.9%
BG Group PLC	5,894,614	$102,436,057
Royal Dutch Shell PLC, “A”	4,228,454	125,571,601

		$228,007,658
Food & Beverages - 5.0%
Danone S.A.	1,856,542	$127,501,182
M. Dias Branco S.A. Industria e Comercio de Alimentos	938,065	25,348,334
Nestle S.A.	3,173,973	246,191,022

		$399,040,538
Food & Drug Stores - 0.6%
Sundrug Co. Ltd.	922,000	$48,567,465

Gaming & Lodging - 0.2%
Sands China Ltd.	5,016,000	$19,375,288

Insurance - 4.8%
AIA Group Ltd.	19,572,000	$128,540,586
Hiscox Ltd.	2,475,589	32,274,877
Prudential PLC	3,184,205	79,181,840
Sony Financial Holdings, Inc.	1,697,500	29,613,381
Zurich Insurance Group AG	355,056	113,296,052

		$382,906,736
Internet - 0.4%
Alibaba Group Holding Ltd., ADR (a)	380,476	$33,984,116

Machinery & Tools - 3.6%
Atlas Copco AB (a)	4,168,965	$2,909,206
Atlas Copco AB, “A”	4,168,965	126,049,279
Kubota Corp.	3,574,000	59,309,065
Schindler Holding AG	556,594	97,537,939

		$285,805,489
Major Banks - 10.4%
BNP Paribas	1,625,709	$98,078,409
BOC Hong Kong Holdings Ltd.	10,837,000	44,585,492
HSBC Holdings PLC	20,535,730	195,445,660
Mitsubishi UFJ Financial Group, Inc.	17,468,200	128,712,254
Royal Bank of Scotland Group PLC (a)	16,990,743	89,669,752
Standard Chartered PLC	2,211,662	35,357,981
Sumitomo Mitsui Financial Group, Inc.	2,619,900	118,643,935
Westpac Banking Corp.	4,730,938	120,822,023

		$831,315,506
Medical Equipment - 0.5%
Terumo Corp.	1,790,800	$40,596,948

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 2.6%
Gerdau S.A., ADR	4,961,324	$13,742,868
Iluka Resources Ltd.	6,838,491	46,818,200
Rio Tinto Ltd.	3,386,469	147,823,107

		$208,384,175
Natural Gas - Distribution - 2.6%
Centrica PLC	8,619,174	$36,569,762
China Resources Gas Group Ltd.	15,320,000	47,222,663
Engie	3,407,750	68,772,700
Tokyo Gas Co. Ltd.	9,496,000	52,300,746

		$204,865,871
Natural Gas - Pipeline - 1.1%
APA Group	6,345,202	$44,891,126
Enbridge, Inc.	938,554	44,889,990

		$89,781,116
Network & Telecom - 0.9%
Ericsson, Inc., “B”	6,273,597	$70,413,796

Oil Services - 0.3%
Technip	365,759	$24,138,942

Other Banks & Diversified Financials - 10.3%
Aeon Credit Service Co. Ltd.	1,946,100	$47,005,748
DBS Group Holdings Ltd.	5,262,400	78,900,501
Erste Group Bank AG (a)	1,227,310	35,606,222
HDFC Bank Ltd., ADR	650,693	38,794,317
ING Groep N.V.	7,439,322	122,354,851
Intesa Sanpaolo S.p.A.	24,698,091	89,027,252
Julius Baer Group Ltd.	1,016,790	55,499,630
Kasikornbank PLC, NVDR	4,035,400	23,391,885
KBC Group N.V.	1,358,375	91,080,698
MasterCard, Inc., “A”	578,149	53,340,027
Sberbank of Russia, ADR	2,971,356	16,788,161
UBS AG	7,715,750	165,997,196

		$817,786,488
Pharmaceuticals - 10.8%
Bayer AG	1,093,273	$155,075,802
Novartis AG	2,515,531	258,284,558
Roche Holding AG	883,909	271,961,121
Santen Pharmaceutical Co. Ltd.	6,707,600	92,857,748
Valeant Pharmaceuticals International, Inc. (a)	360,632	86,108,103

		$864,287,332
Printing & Publishing - 0.8%
Reed Elsevier N.V.	2,611,146	$63,321,505

Real Estate - 0.3%
Deutsche Wohnen AG	970,780	$23,648,487

Restaurants - 2.2%
Whitbread PLC	1,279,454	$100,122,493
YUM! Brands, Inc.	840,797	75,764,218

		$175,886,711

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 5.1%
Akzo Nobel N.V.	1,626,965	$123,921,220
JSR Corp.	6,071,900	110,460,952
Linde AG	623,060	119,651,049
Symrise AG	765,306	48,717,445

		$402,750,666
Specialty Stores - 0.9%
Esprit Holdings Ltd.	16,015,100	$16,007,561
Hennes & Mauritz AB, “B”	930,434	36,687,024
Ryohin Keikaku Co. Ltd.	125,300	21,156,750

		$73,851,335
Telecommunications - Wireless - 3.4%
KDDI Corp.	4,053,000	$91,014,068
Mobile TeleSystems OJSC (a)	3,076,835	14,272,613
Philippine Long Distance Telephone Co.	315,695	19,684,470
SoftBank Corp.	992,700	59,260,280
Vodafone Group PLC	22,852,434	89,187,778

		$273,419,209
Telephone Services - 1.2%
BT Group PLC	5,371,696	$36,674,517
Hellenic Telecommunications Organization S.A. (a)	2,350,902	20,862,526
TDC A.S.	4,583,165	34,275,482

		$91,812,525
Tobacco - 1.3%
Japan Tobacco, Inc.	2,929,400	$106,296,797

Trucking - 1.3%
Yamato Holdings Co. Ltd.	5,259,600	$106,980,204
Total Common Stocks		$7,809,250,452

Preferred Stocks - 0.4%
Telephone Services - 0.4%
Telecom Italia S.p.A.	32,085,172	$31,715,231

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	105,833,187	$105,833,187
Total Investments		$7,946,798,870

Other Assets, Less Liabilities - 0.4%		30,613,363
Net Assets - 100.0%		$7,977,412,233

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$34,141,627	$1,484,818,280	$—	$1,518,959,907
United Kingdom	1,434,015,173	—	—	1,434,015,173
Switzerland	936,806,396	271,961,121	—	1,208,767,517
France	706,468,329	—	—	706,468,329
Germany	579,762,625	—	—	579,762,625
Netherlands	309,597,576	—	—	309,597,576
Hong Kong	100,567,424	207,299,601	—	307,867,025
Australia	—	303,667,885	—	303,667,885
United States	251,409,025	—	—	251,409,025
Other Countries	948,311,128	272,139,493	—	1,220,450,621
Mutual Funds	105,833,187	—	—	105,833,187
Total Investments	$5,406,912,490	$2,539,886,380	$—	$7,946,798,870

5

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $479,260,722 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $73,541,072 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$7,141,859,409
Gross unrealized appreciation	1,217,504,975
Gross unrealized depreciation	(412,565,514)
Net unrealized appreciation (depreciation)	$804,939,461

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	102,287,398	888,213,460	(884,667,671)	105,833,187

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$51,406	$105,833,187

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2015, are as follows:

Japan	19.0%
United Kingdom	18.0%
Switzerland	15.1%
France	8.8%
Germany	7.3%
United States	4.9%
Netherlands	3.9%
Hong Kong	3.9%
Australia	3.8%
Other Countries	15.3%

6

QUARTERLY REPORT

May 31, 2015

MFS® TECHNOLOGY FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.7%
Broadcasting - 4.2%
Time Warner, Inc.	83,372	$7,043,267
Twenty-First Century Fox, Inc.	193,491	6,501,298
Walt Disney Co.	12,939	1,428,077

		$14,972,642
Brokerage & Asset Managers - 1.7%
Allied Minds PLC (a)	323,024	$3,036,316
Intercontinental Exchange, Inc.	7,233	1,712,630
NASDAQ OMX Group, Inc.	21,232	1,098,756

		$5,847,702
Business Services - 7.8%
Accenture PLC, “A”	22,559	$2,166,566
Cognizant Technology Solutions Corp., “A” (a)	60,956	3,945,072
CoStar Group, Inc. (a)	4,021	840,027
Equifax, Inc.	22,088	2,216,089
Fidelity National Information Services, Inc.	59,495	3,730,337
FleetCor Technologies, Inc. (a)	19,097	2,905,418
Gartner, Inc. (a)	22,638	1,980,372
Global Payments, Inc.	33,089	3,453,830
IMS Health Holdings, Inc. (a)	43,235	1,286,674
Press Ganey Holdings, Inc. (a)	53,700	1,469,232
Wex, Inc. (a)	17,013	1,929,104
Zillow Group, Inc. (a)	17,329	1,583,697

		$27,506,418
Computer Software - 15.3%
Adobe Systems, Inc. (a)	75,385	$5,962,200
Enghouse Systems Ltd.	21,481	941,392
Intuit, Inc.	47,558	4,953,166
Microsoft Corp.	189,963	8,901,666
Oracle Corp.	322,498	14,025,438
Qlik Technologies, Inc. (a)	76,983	2,784,475
Red Hat, Inc. (a)	67,739	5,234,193
Salesforce.com, Inc. (a)	152,702	11,109,071

		$53,911,601
Computer Software - Systems - 16.7%
Apple, Inc. (s)	149,704	$19,503,437
CDW Corp.	64,950	2,409,645
Constellation Software, Inc.	840	343,804
EMC Corp.	379,086	9,985,125
EPAM Systems, Inc. (a)	18,121	1,303,081
Hewlett-Packard Co. (s)	273,242	9,126,283
Hortonworks, Inc. (a)(l)	42,058	1,104,864
Kinaxis, Inc. (a)	68,133	1,695,655
Proofpoint, Inc. (a)	31,874	1,884,710
Qualys, Inc. (a)	47,937	1,951,995
Sabre Corp.	99,285	2,590,346
ServiceNow, Inc. (a)	37,741	2,891,338
Splunk, Inc. (a)	10,300	696,486
SS&C Technologies Holdings, Inc.	35,570	2,096,140

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - continued
Vantiv, Inc., “A” (a)	39,838	$1,593,520

		$59,176,429
Consumer Services - 2.8%
Priceline Group, Inc. (a)	8,493	$9,954,136

Electrical Equipment - 1.9%
Amphenol Corp., “A”	55,462	$3,164,107
TE Connectivity Ltd.	53,363	3,682,047

		$6,846,154
Electronics - 10.7%
Altera Corp.	29,831	$1,457,244
Avago Technologies Ltd.	24,298	3,597,805
Broadcom Corp., “A”	161,640	9,189,234
Cypress Semiconductor Corp.	200,339	2,750,654
JDS Uniphase Corp. (a)	275,106	3,526,859
Mellanox Technologies Ltd. (a)	56,545	2,845,344
Microchip Technology, Inc.	178,655	8,777,320
NXP Semiconductors N.V. (a)	17,796	1,997,601
Silicon Laboratories, Inc. (a)	18,172	1,007,456
Solaredge Technologies, Inc. (a)	68,463	2,563,255

		$37,712,772
Entertainment - 0.6%
AMC Networks, Inc., “A” (a)	28,103	$2,208,615

Internet - 18.3%
Alibaba Group Holding Ltd., ADR (a)	29,295	$2,616,629
eBay, Inc. (a)	14,510	890,334
Facebook, Inc., “A” (a)	191,696	15,180,406
Godaddy, Inc. (a)	47,032	1,266,572
Google, Inc., “A” (a)(s)	50,338	27,450,318
Google, Inc., “C” (a)	979	520,936
LinkedIn Corp., “A” (a)	27,289	5,319,445
Twitter, Inc. (a)	96,078	3,523,180
Yahoo!, Inc. (a)	153,865	6,606,194
Yelp, Inc. (a)	26,899	1,288,731

		$64,662,745
Machinery & Tools - 0.6%
Kornit Digital Ltd. (a)	142,096	$2,027,710

Network & Telecom - 4.0%
Cisco Systems, Inc.	370,850	$10,869,614
Juniper Networks, Inc.	40,598	1,128,624
Palo Alto Networks, Inc. (a)	12,736	2,158,625

		$14,156,863
Other Banks & Diversified Financials - 7.5%
MasterCard, Inc., “A”	121,558	$11,214,941
Visa, Inc., “A”	222,596	15,287,893

		$26,502,834
Specialty Stores - 4.3%
Amazon.com, Inc. (a)	35,644	$15,299,474

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 1.3%
American Tower Corp., REIT	23,066	$2,140,294
SBA Communications Corp. (a)	21,101	2,359,303

		$4,499,597
Total Common Stocks		$345,285,692

Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	286,200	$286,200
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.3%
Network & Telecom - 0.3%
Cisco Systems, Inc.-January 2016 @ $27	3,485	$1,122,170

Put Options Purchased - 0.0%
Apparel Manufacturers - 0.0%
Fossil Group Inc.-September 2015 @ $85	58	$75,980
Swatch Group AG-September 2015 @ $420	49	29,572
Total Put Options Purchased		$105,552
	Shares/Par
Money Market Funds - 2.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	7,785,366	$7,785,366
Total Investments		$354,584,980
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Written - 0.0%
Business Services - 0.0%
Zillow Group Inc.-June 2015 @ $105	(37)	$(925)

Computer Software - 0.0%
Intuit Inc.-June 2015 @ $110	(61)	$(1,037)
Salesforce.Com Inc.-June 2015 @ $83	(73)	(1,022)

		$(2,059)
Computer Software - Systems - 0.0%
Apple Inc.-June 2015 @ $141	(202)	$(1,818)
Hewlett-Packard Co.-June 2015 @ $35	(159)	(1,908)
Hewlett-Packard Co.-June 2015 @ $36	(158)	(1,580)
Hortonworks Inc.-June 2015 @ $30	(67)	(1,340)
Splunk Inc.-June 2015 @ $78	(103)	(1,545)

		$(8,191)
Electronics - 0.0%
Broadcom Corp.-June 2015 @ $60	(74)	$(1,480)
Broadcom Corp.-June 2015 @ $65	(124)	(1,240)
Solaredge Technologies Inc.-June 2015 @ $40	(147)	(19,845)

		$(22,565)
Internet - 0.0%
Alibaba Group Holding Ltd.-June 2015 @ $100	(115)	$(1,955)
Linkedin Corp.-June 2015 @ $210	(26)	(1,846)

3

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

Call Options Written - continued
Internet - continued
Yelp Inc.-June 2015 @ $55	(192)	$(24,000)

		$(27,801)
Network & Telecom - 0.0%
Palo Alto Networks Inc.-June 2015 @ $170	(33)	$(13,860)

Specialty Stores - 0.0%
Amazon.Com Inc.-June 2015 @ $475	(16)	$(656)
Total Call Options Written		$(76,057)

Put Options Written - 0.0%
Brokerage & Asset Managers - 0.0%
Nasdaq Omx Group Inc.-June 2015 @ $50	(100)	$(2,500)

Computer Software - 0.0%
Intuit Inc.-June 2015 @ $100	(67)	$(3,953)
Intuit Inc.-June 2015 @ $93	(68)	(340)
Microsoft Corp.-June 2015 @ $46	(548)	(13,700)
Salesforce.Com Inc.-June 2015 @ $59	(98)	(490)
Salesforce.Com Inc.-June 2015 @ $66	(100)	(2,100)

		$(20,583)
Computer Software - Systems - 0.0%
Apple Inc.-June 2015 @ $120	(202)	$(4,444)
Sabre Corp.-June 2015 @ $25	(529)	(18,515)
Splunk Inc.-June 2015 @ $58	(77)	(1,925)
Workday Inc.-June 2015 @ $75	(94)	(8,460)

		$(33,344)
Electronics - 0.0%
Avago Technologies Ltd.-June 2015 @ $115	(62)	$(310)
Avago Technologies Ltd.-June 2015 @ $120	(37)	(444)
Avago Technologies Ltd.-June 2015 @ $125	(35)	(700)
Broadcom Corp.-June 2015 @ $49	(186)	(1,302)
Broadcom Corp.-June 2015 @ $50	(193)	(1,930)
Broadcom Corp.-June 2015 @ $51	(111)	(9,435)
Nvidia Corp.-June 2015 @ $21	(422)	(7,174)

		$(21,295)
Internet - 0.0%
Alibaba Group Holding Ltd.-June 2015 @ $84	(77)	$(3,003)
Total Put Options Written		$(80,725)
Issuer	Shares/Par
Securities Sold Short - (0.5)%
Electronics - (0.5)%
Fairchild Semiconductor International, Inc. (a)	(19,100)	$(380,472)
Linear Technology Corp.	(26,400)	(1,263,240)
Total Securities Sold Short		$(1,643,712)

Other Assets, Less Liabilities - 0.2%		677,192
Net Assets - 100.0%		$353,461,678

4

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At May 31, 2015, the fund had cash collateral of $390,053 and other liquid securities with an aggregate value of $4,818,120 to cover any commitments for securities sold short and/or certain derivative contracts.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

6

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$331,185,496	$75,980	$—	$331,261,476
Israel	4,590,965	—	—	4,590,965
United Kingdom	3,036,316	—	—	3,036,316
Canada	2,980,855	—	—	2,980,855
China	2,616,629	—	—	2,616,629
Netherlands	1,997,601	—	—	1,997,601
Switzerland	—	29,572	—	29,572
Mutual Funds	8,071,566	—	—	8,071,566
Total Investments	$354,479,428	$105,552	$—	$354,584,980
Short Sales	$(1,643,712)	$—	$—	$(1,643,712)

Other Financial Instruments
Written Options	$(136,328)	$(20,454)	$—	$(156,782)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$244,344,040
Gross unrealized appreciation	111,727,323
Gross unrealized depreciation	(1,486,383)
Net unrealized appreciation (depreciation)	$110,240,940

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,677,042	60,737,243	(64,628,919)	7,785,366

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,014	$7,785,366

7

QUARTERLY REPORT

May 31, 2015

MFS® U.S. GOVERNMENT CASH RESERVE FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

U.S. Government Agencies and Equivalents (y) - 96.4%
Fannie Mae, 0.01%, due 6/16/15	$700,000	$699,988
Federal Farm Credit Bank, 0.01%, due 6/05/15	8,957,000	8,956,955
Federal Home Loan Bank, 0.01%, due 6/01/15	2,543,000	2,543,000
Federal Home Loan Bank, 0.01%, due 6/02/15	14,826,000	14,825,976
Federal Home Loan Bank, 0.01%, due 6/03/15	18,200,000	18,199,937
Federal Home Loan Bank, 0.01%, due 6/05/15	29,555,000	29,554,803
Federal Home Loan Bank, 0.01%, due 6/10/15	6,672,000	6,671,917
Federal Home Loan Bank, 0.01%, due 6/11/15	12,300,000	12,299,778
Federal Home Loan Bank, 0.01%, due 6/12/15	12,270,000	12,269,786
Federal Home Loan Bank, 0.01%, due 6/26/15	14,203,000	14,202,426
Federal Home Loan Bank, 0.01%, due 7/06/15	1,061,000	1,060,924
Federal Home Loan Bank, 0.01%, due 7/17/15	33,472,000	33,468,868
Federal Home Loan Bank, 0.01%, due 7/24/15	26,721,000	26,718,066
Federal Home Loan Bank, 0.01%, due 7/29/15	400,000	399,952
Federal Home Loan Bank, 0.01%, due 8/19/15	15,635,000	15,631,876
Federal Home Loan Bank, 0.01%, due 8/21/15	12,365,000	12,362,496
Freddie Mac, 0.01%, due 6/10/15	1,000,000	999,990
Freddie Mac, 0.01%, due 6/19/15	11,795,000	11,794,699
Freddie Mac, 0.01%, due 7/22/15	25,846,000	25,843,501
Freddie Mac, 0.01%, due 8/07/15	1,441,000	1,440,826
U.S. Treasury Bill, 0.09%, due 7/09/15	13,045,000	13,043,761
U.S. Treasury Bill, 0.108%, due 7/23/15	7,000,000	6,998,908
U.S. Treasury Bill, 0.01%, due 10/01/15	6,000,000	5,997,458
U.S. Treasury Bill, 0.01%, due 11/05/15	6,667,000	6,664,819
U.S. Treasury Bill, 0.275%, due 1/07/16	13,060,000	13,038,052
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$295,688,762

Repurchase Agreements - 4.0%
Merrill Lynch, Pierce, Fenner & Smith, Inc. Repurchase Agreement, 0.08%, dated 5/29/15, due 6/01/15, total to be received $12,263,082 (secured by U.S. Treasury and Federal Agency obligations valued at $12,508,260 in a jointly traded account), at Cost and Value	$12,263,000	$12,263,000
Total Investments, at Amortized Cost and Value		$307,951,762

Other Assets, Less Liabilities - (0.4)%		(1,340,093)
Net Assets - 100.0%		$306,611,669

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $307,951,762.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short Term Securities	$—	$307,951,762	$—	$307,951,762

For further information regarding security characteristics, see the Portfolio of Investments.

2

QUARTERLY REPORT

May 31, 2015

MFS® VALUE FUND

PORTFOLIO OF INVESTMENTS

5/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.1%
Aerospace - 7.0%
Honeywell International, Inc.	7,569,542	$788,746,276
Lockheed Martin Corp.	3,517,618	662,015,708
Northrop Grumman Corp.	1,910,077	304,046,057
United Technologies Corp.	6,301,934	738,397,607

		$2,493,205,648
Alcoholic Beverages - 1.3%
Diageo PLC	16,238,444	$450,585,990

Automotive - 1.9%
Delphi Automotive PLC	3,436,012	$298,864,324
Johnson Controls, Inc.	6,989,776	363,608,147

		$662,472,471
Broadcasting - 3.2%
Omnicom Group, Inc.	5,343,528	$398,253,142
Time Warner, Inc.	3,525,591	297,841,928
Viacom, Inc., “B”	3,046,591	203,756,006
Walt Disney Co.	2,127,345	234,795,068

		$1,134,646,144
Brokerage & Asset Managers - 2.9%
BlackRock, Inc.	965,534	$353,173,027
Franklin Resources, Inc.	7,967,536	405,627,258
NASDAQ OMX Group, Inc.	5,455,995	282,347,741

		$1,041,148,026
Business Services - 4.0%
Accenture PLC, “A”	9,380,171	$900,871,623
Equifax, Inc.	890,104	89,304,134
Fidelity National Information Services, Inc.	2,798,035	175,436,795
Fiserv, Inc. (a)	3,411,536	273,434,610

		$1,439,047,162
Cable TV - 1.2%
Comcast Corp., “Special A”	7,163,777	$415,499,066

Chemicals - 3.8%
3M Co.	4,391,779	$698,644,203
E.I. du Pont de Nemours & Co.	1,665,168	118,243,580
PPG Industries, Inc.	2,419,086	553,704,595

		$1,370,592,378
Computer Software - 1.0%
Oracle Corp.	8,011,725	$348,429,920

Computer Software - Systems - 1.4%
International Business Machines Corp.	2,987,133	$506,767,113

Construction - 0.5%
Stanley Black & Decker, Inc.	1,684,670	$172,577,595

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 0.7%
Newell Rubbermaid, Inc.	1,826,991	$72,220,954
Procter & Gamble Co.	2,112,648	165,610,477

		$237,831,431
Containers - 0.5%
Crown Holdings, Inc. (a)	3,433,497	$189,838,049

Electrical Equipment - 3.0%
Danaher Corp.	5,273,594	$455,216,634
Pentair PLC	2,741,768	175,555,405
Tyco International PLC	11,307,769	456,381,557

		$1,087,153,596
Electronics - 1.4%
NVIDIA Corp.	1,725,382	$38,182,704
Texas Instruments, Inc.	8,236,623	460,591,958

		$498,774,662
Energy - Independent - 1.5%
EOG Resources, Inc.	1,796,267	$159,310,920
Occidental Petroleum Corp.	4,664,188	364,692,860

		$524,003,780
Energy - Integrated - 3.1%
Chevron Corp.	4,602,603	$474,068,109
Exxon Mobil Corp.	7,238,041	616,681,093

		$1,090,749,202
Food & Beverages - 4.3%
Archer Daniels Midland Co.	1,492,923	$78,900,981
Danone S.A.	3,805,475	261,347,473
General Mills, Inc.	9,610,127	539,608,631
Kellogg Co.	1,384,599	86,911,279
Nestle S.A.	7,436,624	576,825,972

		$1,543,594,336
Food & Drug Stores - 1.9%
CVS Health Corp.	6,705,105	$686,468,650

General Merchandise - 1.8%
Kohl’s Corp.	923,969	$60,510,730
Target Corp.	7,542,832	598,297,434

		$658,808,164
Insurance - 7.5%
ACE Ltd.	3,455,592	$367,951,436
Aon PLC	4,295,787	434,819,560
Chubb Corp.	2,616,312	255,090,420
MetLife, Inc.	12,065,883	630,563,046
Prudential Financial, Inc.	3,868,730	327,333,245
Travelers Cos., Inc.	6,450,013	652,225,315

		$2,667,983,022
Leisure & Toys - 0.6%
Hasbro, Inc.	2,750,311	$198,379,932

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - 1.7%
Deere & Co.	770,864	$72,214,539
Eaton Corp. PLC	4,359,032	312,063,101
Illinois Tool Works, Inc.	2,574,797	241,593,203

		$625,870,843
Major Banks - 12.9%
Bank of New York Mellon Corp.	10,674,416	$462,842,678
Goldman Sachs Group, Inc.	3,506,067	722,915,955
JPMorgan Chase & Co.	24,414,191	1,605,965,484
PNC Financial Services Group, Inc.	3,134,809	299,969,873
State Street Corp.	4,288,020	334,165,399
Wells Fargo & Co.	21,059,817	1,178,507,359

		$4,604,366,748
Medical & Health Technology & Services - 1.1%
Express Scripts Holding Co. (a)	4,383,493	$381,977,580

Medical Equipment - 5.0%
Abbott Laboratories	9,442,228	$458,892,281
Medtronic PLC	8,995,769	686,557,090
St. Jude Medical, Inc.	3,664,563	270,261,521
Thermo Fisher Scientific, Inc.	2,998,361	388,677,536

		$1,804,388,428
Oil Services - 0.8%
Baker Hughes, Inc.	520,276	$33,536,991
Schlumberger Ltd.	2,646,486	240,221,534

		$273,758,525
Other Banks & Diversified Financials - 2.8%
American Express Co.	2,878,576	$229,480,079
Citigroup, Inc.	2,326,514	125,817,877
U.S. Bancorp	15,236,361	656,839,523

		$1,012,137,479
Pharmaceuticals - 8.3%
Johnson & Johnson	11,785,953	$1,180,245,333
Merck & Co., Inc.	8,225,508	500,851,182
Novartis AG	1,197,385	122,942,653
Pfizer, Inc.	29,985,817	1,042,007,141
Roche Holding AG	343,491	105,685,311

		$2,951,731,620
Printing & Publishing - 0.4%
McGraw-Hill Cos., Inc.	1,170,037	$121,391,339
Time, Inc.	374,399	8,427,721

		$129,819,060
Railroad & Shipping - 0.8%
Canadian National Railway Co.	3,072,337	$182,373,924
Union Pacific Corp.	1,211,861	122,288,893

		$304,662,817
Restaurants - 0.7%
McDonald’s Corp.	2,574,407	$246,962,863

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 0.5%
Advance Auto Parts, Inc.	710,966	$108,934,211
Bed Bath & Beyond, Inc. (a)	1,237,204	88,237,389

		$197,171,600
Telecommunications - Wireless - 0.6%
Vodafone Group PLC	56,606,174	$220,920,839

Telephone Services - 2.0%
AT&T, Inc.	2,831,950	$97,815,553
Verizon Communications, Inc.	12,420,293	614,059,286

		$711,874,839
Tobacco - 5.1%
Altria Group, Inc.	3,509,686	$179,695,923
Imperial Tobacco Group PLC	1,601,797	82,503,884
Lorillard, Inc.	5,722,297	414,752,087
Philip Morris International, Inc.	13,357,970	1,109,646,568
Reynolds American, Inc.	469,366	36,023,841

		$1,822,622,303
Trucking - 1.3%
United Parcel Service, Inc., “B”	4,744,497	$470,748,992

Utilities - Electric Power - 0.6%
Duke Energy Corp.	3,031,465	$229,572,844
Total Common Stocks		$35,407,143,717

Convertible Preferred Stocks - 0.1%
Aerospace - 0.1%
United Technologies Corp., 7.5%	364,100	$22,180,972

Money Market Funds - 0.9%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	318,814,878	$318,814,878
Total Investments		$35,748,139,567

Other Assets, Less Liabilities - (0.1)%		(33,815,963)
Net Assets - 100.0%		$35,714,323,604

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

5/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$33,426,138,643	$—	$—	$33,426,138,643
Switzerland	699,768,625	105,685,311	—	805,453,936
United Kingdom	754,010,713	—	—	754,010,713
France	261,347,473	—	—	261,347,473
Canada	182,373,924	—	—	182,373,924
Mutual Funds	318,814,878	—	—	318,814,878
Total Investments	$35,642,454,256	$105,685,311	$—	$35,748,139,567

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $105,685,311 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events

5

Supplemental Information (unaudited) – continued

occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$23,712,584,868
Gross unrealized appreciation	12,080,295,376
Gross unrealized depreciation	(44,740,677)
Net unrealized appreciation (depreciation)	$12,035,554,699

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	329,051,729	2,903,562,171	(2,913,799,022)	318,814,878

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$269,954	$318,814,878

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST I

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: July 16, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: July 16, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 16, 2015

*	Print name and title of each signing officer under his or her signature.